Income Tax (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Tax [Line Items]
Summary of deferred tax assets
The components of the net deferred tax asset as of December 31, 2020 and 2019 are as follows:

	2020	2019
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$4,427	$7,248
Research and development tax credits	698	2,448
Capitalized research and development costs	16,030	44
Deferred start-up costs	198	100
Stock-based compensation	341	0
Other	529	2

Total deferred tax assets	22,223	9,842

Deferred tax liabilities:
Unrealized gain on marketable securities	(474)	(92)
Other	(1)	(4)

Total deferred tax liabilities	(475)	(96)

Valuation allowance	(21,748)	(9,746)

Net deferred tax assets	$—	$—

Summary of income tax provision
The provision for income tax expense included on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 consists of the following:

	2020	2019
	(In thousands)
Current tax expense — federal and state	$—	$—
Deferred tax benefit	(12,002)	(9,552)
Increase in deferred tax valuation allowance	12,002	9,552

Total tax expense	$—	$—

Summary of reconciliation of the federal income tax rate
A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Federal statutory rate	(21.00)%	(21.00)%
State income taxes, net of federal benefit	(9.40)%	(0.86)%
Permanent differences	1.46%	0.02%
Other items	(0.05)%	0.10%
Valuation allowance	28.99%	21.74%

Effective tax rate	0.00%	0.00%

Panacea Acquisition Corp
Income Tax [Line Items]
Summary of deferred tax assets
The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax asset

Net operating loss carryforward	28,198
Organizational costs/ s tartup expenses	$883,247

Total deferred tax asset	911,445
Valuation allowance	(911,445)

Deferred tax asset, net of allowance	$—

Summary of income tax provision
The income tax provision consists of the following for the period April 24, 2020 (inception) through December 31, 2020:

Federal
Current	$—
Deferred	(641,453)
State
Current	$—
Deferred	(270,013)
Change in valuation allowance	911,446

Income tax provision	$—

Summary of reconciliation of the federal income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	8.8%
Change in valuation allowance	(29.8)%

Income tax provision	—%